iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  31 .2%
Bank of America Corp. ..................... 3,748,169 $ 173,540,225
Bank OZK ............................. 68,084 3,457,986
BOK Financial Corp. ....................... 14,936 1,649,233
Citigroup, Inc. ........................... 1,213,635 98,826,298
Citizens Financial Group, Inc. ................ 289,970 13,793,873
Columbia Banking System, Inc. ............... 135,724 3,786,700
Comerica, Inc. ........................... 84,110 5,662,285
Commerce Bancshares, Inc. ................. 79,023 5,278,736
Cullen/Frost Bankers, Inc. ................... 37,679 5,252,453
East West Bancorp, Inc. .................... 88,890 9,153,003
Fifth Third Bancorp ....................... 434,811 19,266,476
First Citizens BancShares, Inc. , Class A .......... 7,674 16,918,791
First Hawaiian, Inc. ....................... 81,607 2,253,985
First Horizon Corp. ........................ 346,634 7,587,818
FNB Corp. ............................. 237,562 3,727,348
Huntington Bancshares, Inc. ................. 930,551 16,005,477
JPMorgan Chase & Co. .................... 1,597,135 426,914,186
KeyCorp ............................... 599,590 10,780,628
M&T Bank Corp. ......................... 106,645 21,461,240
NU Holdings, Ltd. , Class A
(a) (b)
................ 2,036,683 26,965,683
Pinnacle Financial Partners, Inc. ............... 49,488 6,174,618
PNC Financial Services Group, Inc. (The) ........ 254,535 51,148,808
Popular, Inc. ............................ 45,695 4,703,843
Prosperity Bancshares, Inc. .................. 57,480 4,598,400
Regions Financial Corp. .................... 594,632 14,651,733
Synovus Financial Corp. .................... 95,426 5,383,935
TFS Financial Corp. ....................... 32,706 448,726
Truist Financial Corp. ...................... 857,968 40,856,436
U.S. Bancorp ........................... 999,482 47,755,250
Webster Financial Corp. .................... 111,764 6,732,663
Wells Fargo & Co. ........................ 2,087,685 164,509,578
Western Alliance Bancorp ................... 70,313 6,178,403
Wintrust Financial Corp. .................... 41,970 5,490,096
Zions Bancorp NA ........................ 93,928 5,434,674
1,236,349,587
a
Capital Markets  —  32 .1%
Affiliated Managers Group, Inc. ............... 18,804 3,534,024
Ameriprise Financial, Inc. ................... 62,299 33,850,785
Ares Management Corp. , Class A .............. 118,833 23,555,077
Bank of New York Mellon Corp. (The) ........... 474,804 40,799,908
BlackRock, Inc.
(c)
......................... 94,648 101,793,924
Blackstone, Inc. .......................... 462,570 81,925,773
Blue Owl Capital, Inc. , Class A ................ 333,266 8,668,249
Carlyle Group, Inc. (The) .................... 141,755 7,960,961
Cboe Global Markets, Inc. ................... 67,598 13,812,299
Charles Schwab Corp. (The) ................. 955,980 79,078,666
CME Group, Inc. , Class A ................... 230,443 54,504,378
Coinbase Global, Inc. , Class A
(a)
............... 129,862 37,832,697
Evercore, Inc. , Class A ..................... 23,308 6,788,921
FactSet Research Systems, Inc. ............... 24,366 11,559,474
Franklin Resources, Inc. .................... 187,020 4,159,325
Goldman Sachs Group, Inc. (The) ............. 196,768 126,010,227
Houlihan Lokey, Inc. , Class A ................. 33,586 6,103,248
Interactive Brokers Group, Inc. , Class A .......... 68,012 14,788,529
Intercontinental Exchange, Inc. ............... 364,253 58,218,557
Invesco Ltd. ............................ 242,840 4,669,813
Janus Henderson Group PLC ................ 84,294 3,787,329
Jefferies Financial Group, Inc. ................ 113,958 8,762,231
KKR & Co., Inc. .......................... 431,874 72,153,189
Lazard, Inc. ............................ 72,991 3,968,521
LPL Financial Holdings, Inc. .................. 47,702 17,501,387
Security Shares Value
a
Capital Markets (continued)
MarketAxess Holdings, Inc. .................. 23,665 $ 5,221,209
Moody's Corp. ........................... 101,298 50,592,273
Morgan Stanley .......................... 744,525 103,064,596
Morningstar, Inc. ......................... 17,097 5,618,758
MSCI, Inc. ............................. 48,713 29,070,457
Nasdaq, Inc. ............................ 263,966 21,734,960
Northern Trust Corp. ....................... 125,565 14,099,694
Raymond James Financial, Inc. ............... 118,018 19,883,673
Robinhood Markets, Inc. , Class A
(a)
............. 431,474 22,415,074
S&P Global, Inc. ......................... 200,639 104,615,181
SEI Investments Co. ....................... 64,019 5,542,765
State Street Corp. ........................ 187,970 19,101,511
Stifel Financial Corp. ...................... 63,961 7,409,882
T Rowe Price Group, Inc. ................... 140,559 16,434,158
TPG, Inc. , Class A ........................ 56,516 3,800,701
Tradeweb Markets, Inc. , Class A ............... 74,377 9,438,441
Virtu Financial, Inc. , Class A .................. 54,913 2,199,815
XP, Inc. , Class A ......................... 270,477 3,692,011
1,269,722,651
a
Consumer Finance  —  1 .5%
Ally Financial, Inc. ........................ 176,576 6,881,167
Credit Acceptance Corp.
(a)
................... 4,017 2,039,712
Discover Financial Services .................. 160,409 32,256,646
OneMain Holdings, Inc. ..................... 75,643 4,201,212
SLM Corp. ............................. 137,014 3,824,061
SoFi Technologies, Inc.
(a)
.................... 680,016 10,730,652
59,933,450
a
Financial Services  —  14 .1%
Apollo Global Management, Inc. ............... 334,423 57,179,644
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,028,687 482,114,736
Equitable Holdings, Inc. .................... 157,136 8,551,341
MGIC Investment Corp. .................... 164,818 4,209,452
Rocket Companies, Inc. , Class A
(a) (b)
............ 94,343 1,188,722
UWM Holdings Corp. , Class A ................ 78,760 474,923
Voya Financial, Inc. ....................... 63,136 4,482,025
558,200,843
a
Insurance  —  19 .8%
Aflac, Inc. .............................. 358,681 38,515,166
Allstate Corp. (The) ....................... 168,954 32,494,923
American Financial Group, Inc. ............... 47,092 6,430,883
American International Group, Inc. ............. 418,063 30,794,521
Aon PLC , Class A ........................ 125,848 46,666,955
Arch Capital Group Ltd. .................... 230,806 21,481,114
Arthur J Gallagher & Co. .................... 157,649 47,581,621
Assurant, Inc. ........................... 34,121 7,342,498
Assured Guaranty Ltd. ..................... 34,217 3,236,928
Axis Capital Holdings Ltd. ................... 51,063 4,647,754
Brighthouse Financial, Inc.
(a)
................. 42,264 2,608,111
Brown & Brown, Inc. ....................... 154,493 16,169,237
Chubb Ltd. ............................. 259,418 70,530,566
Cincinnati Financial Corp. ................... 99,035 13,572,747
CNA Financial Corp. ....................... 17,586 862,769
Everest Group Ltd. ........................ 27,572 9,581,546
Fidelity National Financial, Inc. ................ 167,882 9,765,696
First American Financial Corp. ................ 65,767 4,157,790
Globe Life, Inc. .......................... 58,484 7,140,312
Hanover Insurance Group, Inc. (The) ........... 23,305 3,567,762
Hartford Financial Services Group, Inc. (The) ...... 186,796 20,837,094
Kemper Corp. ........................... 40,804 2,741,213
Kinsale Capital Group, Inc.
(b)
................. 14,150 6,253,451
Lincoln National Corp. ..................... 77,653 2,730,279
Loews Corp.
(b)
........................... 115,411 9,861,870

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a)
....................... 8,134 $ 14,875,297
Marsh & McLennan Companies, Inc. ............ 316,085 68,552,515
MetLife, Inc. ............................ 378,594 32,752,167
Old Republic International Corp. ............... 156,198 5,713,723
Primerica, Inc. ........................... 22,208 6,444,095
Principal Financial Group, Inc. ................ 145,415 11,989,467
Progressive Corp. (The)
(b)
................... 374,774 92,359,305
Prudential Financial, Inc. .................... 231,381 27,941,570
Reinsurance Group of America, Inc. ............ 42,889 9,772,688
RenaissanceRe Holdings Ltd. ................ 32,874 7,645,835
RLI Corp. .............................. 52,570 3,856,009
Ryan Specialty Holdings, Inc. , Class A ........... 67,943 4,523,645
Travelers Companies, Inc. (The) ............... 146,906 36,018,413
Unum Group ............................ 103,268 7,874,185
W R Berkley Corp. ........................ 188,297 11,077,512
White Mountains Insurance Group, Ltd.
(b)
......... 1,605 3,101,598
Willis Towers Watson PLC ................... 64,701 21,323,185
785,394,015
a
Mortgage REITs  —  0 .5%
AGNC Investment Corp. .................... 521,234 5,196,703
Annaly Capital Management, Inc. .............. 359,135 7,329,945
Rithm Capital Corp. ....................... 347,401 3,998,586
Starwood Property Trust, Inc. ................. 203,020 3,928,437
20,453,671
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 75,038 $ 17,875,552
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,241,490,309 ) ............................... 3,947,929,769
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 28,470,531 28,484,767
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 11,651,625 11,651,625
a
Total Short-Term Securities — 1.0%
(Cost: $ 40,135,884 ) ................................. 40,136,392
Total Investments — 100.7%
(Cost: $ 3,281,626,193 ) ............................... 3,988,066,161
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (27,174,369)
Net Assets — 100.0% ................................. $ 3,960,891,792
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 3,841,819  $ 24,645,507
(a)
$ —  $ (2,140) $ (419) $ 28,484,767  28,470,531  $ 15,565
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,683,834  2,967,791
(a)
—  —  —  11,651,625  11,651,625  284,959  —
BlackRock, Inc. ... 60,258,759  44,523,171  (30,765,957) 5,538,309  22,239,642  101,793,924  94,648  1,357,691  —
$ 5,536,169  $ 22,239,223
$ 141,930,316
$ 1,658,215  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 72 03/21/25 $ 11,473 $ 563,204
E-Mini S&P MidCap 400 Index ............................................................. 4 03/21/25 1,300 26,089
$ 589,293

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,947,929,769  $ —  $ —  $ 3,947,929,769
Short-Term Securities
Money Market Funds ...................................... 40,136,392  —  —  40,136,392
$ 3,988,066,161  $ —  $ —  $ 3,988,066,161
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 589,293  $ —  $ —  $ 589,293
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust